Revenue - Contract balances (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Revenue
Deferred revenue-current	$ 11,456,667	$ 16,736,365	$ 15,308,898	$ 10,558,149	$ 5,609,362
Deferred revenue-non-current	312,896	50,877	8,672,836	0	0
Total	11,769,563	16,787,242	23,981,734	10,558,149	$ 5,609,362
Revenue recognized from deferred revenue balance	$ 16,736,365	$ 15,258,021	$ 10,558,149	$ 5,609,362